INCOME TAXES	12 Months Ended
Dec. 31, 2025
INCOME TAXES
INCOME TAXES

17. INCOME TAXES

The provision for income taxes is comprised of the following:

	Years Ended December 31,
	2023	2024	2025
Income (loss) before income taxes and equity in earnings (losses) of affiliates
Canada	$(61,704)	$(38,474)	$(15,399)
United States	(49,536)	(151,101)	131,620
Foreign	519,765	107,273	(256,960)
	$408,525	$(82,302)	$(140,739)
Current tax expense (benefit)
Canada	$1,944	$972	$3,204
United States	12,570	(16,750)	9,722
Foreign	60,536	104,569	67,979
	75,050	88,791	80,905
Deferred tax expense (benefit)
Canada	2,048	(8,799)	(967)
United States	(4,176)	(31,637)	(1,219)
Foreign	(117,990)	(64,931)	(64,570)
	(15,549)	(105,367)	(66,756)
Total income tax expense (benefit)
Canada	3,992	(7,827)	2,237
United States	8,394	(48,387)	8,503
Foreign	47,115	39,638	3,409
	$59,501	$(16,576)	$14,149

On January 1, 2025, the Company prospectively adopted ASU 2023-09, that requires greater disaggregation of information in the rate reconciliation.

Reconciliation between the provision for income tax for the year ended December 31, 2025, as calculated by applying the combined Canadian federal and provincial statutory tax rate to income before income taxes and equity in earnings of affiliates, and the actual provision (or benefit) for income taxes is as follows:

	Year Ended December 31,
	2025
	Amount	Percent
Effective rate reconciliation:
Canada federal statutory rate	$(35,185)	25.0%
Provincial income taxes, net of federal abatement (1)	(231)	0.2%
Foreign tax effects
United States
Statutory tax rate difference	(5,265)	3.7%
Changes in valuation allowances	(7,491)	5.3%
Nontaxable and nondeductible items	(30,456)	21.6%
Others	(7,408)	5.3%
China SAR, Hong Kong
Statutory tax rate difference	(21,998)	15.6%
Others	1,433	(1.0)%
Other jurisdictions	(760)	0.5%
Changes in valuation allowances	109,283	(77.6)%
True-up	13,916	(9.9)%
Others	(1,689)	1.2%
Income tax expense	$14,149	(10.1)%

(1) Provincial taxes in Ontario make up the majority of the tax effect in this category.

Reconciliation between the provision for income tax for the years ended December 31, 2023 and 2024, as calculated by applying the combined Canadian federal and provincial statutory tax rate to income before income taxes and equity in earnings of affiliates, and the actual provision (or benefit) for income taxes is as follows:

	Years Ended December 31,
	2023	2024
Combined federal and provincial income tax rate	27%	27%
Effect of permanent difference	(15)	13
Effect of different tax rate on earnings in other jurisdictions	(4)	(6)
Effect of tax holiday	(1)	—
Effect of true-up	—	9
Effect of cross-border tax	1	(2)
Tax credits	—	8
Change in valuation allowance	7	(29)
	15%	20%

The components of deferred tax assets and liabilities were as follows:

	December 31,	December 31,
	2024	2025
Deferred tax assets:
Accrued warranty costs	$11,200	$14,911
Allowance for credit losses	14,928	14,104
Inventory write-downs	7,022	5,223
Future deductible expenses	33,656	37,216
Depreciation difference and impairment of property, plant and equipment, project assets, solar power and battery energy storage systems	40,359	60,271
Accrued liabilities	10,886	11,882
Government subsidies	48,473	37,004
Net operating losses carryforwards	233,329	467,705
Interest limitations	26,199	26,713
Others	100,099	114,114
Total deferred tax assets, gross	526,151	789,143
Valuation allowance	(52,651)	(154,983)
Total deferred tax assets, net	$473,500	$634,160

Deferred tax liabilities:
Investments in partnerships	$69,327	$156,869
Depreciation difference of property, plant and equipment	59,729	54,348
Others	75,776	85,502
Total deferred tax liabilities	$204,832	$296,719
Net deferred tax assets	$268,668	$337,441
Analysis as:
Deferred tax assets	473,500	634,160
Deferred tax liabilities	(204,832)	(296,719)
Net deferred tax assets	$268,668	$337,441

As of December 31, 2025, the Company had accumulated net operating loss carryforward of $2,138,313, including $512,948 of U.S. federal and state net operating loss carryforwards, which expire between 2027 and 2043.

A deferred tax liability is required for taxable temporary differences arising from the excess of financial reporting basis over tax basis of investments in foreign subsidiaries. However, a deferred tax liability is not recognized if the basis difference is not expected to reverse in the foreseeable future and is expected to be permanent in duration. As of December 31, 2025, the Company recorded $2,038 of withholding tax related to undistributed earnings of foreign subsidiaries, based on expected future distribution plan. The remaining undistributed earnings of approximately $818,751 are considered to be indefinitely reinvested. The unrecognized deferred tax liability on these earnings is estimated to range between $40,938 and $81,875, depending on applicable withholding tax rate that may apply to the future distributions.

The Company evaluates both positive and negative evidence in assessing the realizability of deferred tax assets, including the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the historical expiration of tax attributes and feasible tax planning alternatives. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences become deductible for tax purposes. The Company recognized a valuation allowance of $52,651 and $154,983 as of December 31, 2024 and 2025, respectively. Movement of the valuation allowance is as follows:

	Years Ended December 31,
	2023	2024	2025
Beginning balance	$43,488	$72,678	$52,651
Additions (reversals)	28,819	(19,328)	101,792
Foreign exchange effect	371	(699)	540
Ending balance	$72,678	$52,651	$154,983

The Company makes an assessment of the level of authority for each of its uncertain tax positions, if that position is more likely than not of being sustained upon examination, based on their technical merits, and has measured the unrecognized benefits associated with such tax positions. This liability is recorded as liability for uncertain tax positions on the balance sheets. The Company accrues and classifies interest and penalties associated with such unrecognized tax benefits as income tax expense. The amounts of interest and penalties accrued as of December 31, 2024 and 2025 were $941 and $937, respectively. Given the uncertainty in timing and outcome of the Company’s tax examinations, an estimate of the range of the reasonably possible change in gross unrecognized tax benefits within one year cannot be made at this time.

The following table summarizes the activity related to the liability for uncertain tax positions (excluding interest and penalties):

	Years Ended December 31,
	2023	2024	2025
Beginning balance	$4,770	$4,745	$4,829
Additions	—	146	—
Reductions for tax positions from prior years and statute of limitations expirations	(24)	(63)	(15)
Foreign exchange effect	(1)	1	4
Ending balance	$4,745	$4,829	$4,818

The cash paid for taxes, net of refunds, are as follows:

Year Ended December 31,	2025
Canada federal and provincial	$4,589
Foreign
United States	29,777
China SAR, Hong Kong	83,629
Others	31,718
Cash paid for taxes, net of refunds	$149,713

The Company file income tax returns in Canada and various jurisdictions. Generally, the Company’s taxation years from 2018 to 2025 are open for reassessment to the Canadian tax authorities. The Company is subject to taxation in the United States and various state jurisdictions. The Company is not currently under examination by the federal or state tax authorities. The Company’s income tax returns for 2020 through 2025 remain open to examination by the U.S. tax authorities.